Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Assumptions Used to Determine the Fair Value of Option Grants

The assumptions that the Company used to determine the fair value of options granted were as follows, presented on a weighted average basis:

	Year Ended December 31,
	2018	2017
Risk-free interest rate	2.8%	2.0%
Expected term (in years)	6.2	6.0
Expected volatility	78.4%	78.1%
Expected dividend yield	0%	0%

Schedule of Common Stock Option Activity

The following table summarizes the Company’s option activity since December 31, 2017:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2017	624,406	$4.84	9.8	$1,791
Granted	3,123,026	9.40
Exercised	(4,152)	7.71
Forfeited	(233,451)	8.29

Outstanding as of December 31, 2018	3,509,829	$8.67	9.2	$526

Options vested and expected to vest as of December 31, 2018	3,509,829	$8.67	9.2	$526

Options exercisable as of December 31, 2018	573,669	$7.51	9.1	$179

Schedule of Activity Relating to Restricted Stock Units

The table below summarizes the Company’s restricted stock activity for grants issued under the 2016 Plan since December 31, 2017:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2017	2,107,300	$1.25
Vested	(907,562)	1.23
Forfeited	(177,217)	1.89

Outstanding as of December 31, 2018	1,022,521	$1.16

Schedule of Stock Based Compensation Expense

Stock-based compensation expense was classified in the statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2018	2017	2016
Research and development expenses	$6,032	$1,626	$427
General and administrative expenses	4,671	633	235

	$10,703	$2,259	$662